Transactions with related parties - Key Management Personnel (Details)	10 Months Ended		12 Months Ended
	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)
Transactions with related parties
Short term benefits	$ 451,138	$ 417,958	$ 785,487	$ 764,965
Share based compensation			231,231	370,037
Total	$ 451,138	$ 417,958	$ 1,016,718	$ 1,135,002